Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000251574
Shareholder Report [Line Items]
Fund Name	Technology ETF
Trading Symbol	TTEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Technology ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology ETF	$71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global technology stocks advanced, supported by easing trade tensions, resilient earnings momentum in artificial intelligence (AI) and digital advertising, and growing expectations for U.S. Federal Reserve rate cuts later in the year.

  Semiconductor companies NVIDIA and Taiwan Semiconductor Manufacturing were top absolute contributors in 2025. NVIDIA benefited from strong demand for its graphics processing units (GPUs) to power AI data centers, including its Blackwell GPUs for large language models and generative AI. Shares were also boosted by a series of partnership announcements and reports that the company may soon be allowed to sell its H200 chips in China. Shares of Taiwan Semiconductor Manufacturing rose amid surging demand for AI-related semiconductors and advanced process technologies, fueling substantial pricing and margin expansion across its core business.

  Globant, a provider of digital platform and engineering services, and enterprise software company Oracle detracted on an absolute basis. Globant shares fell after management issued disappointing 2025 revenue guidance, citing a slowdown in client spending on nonessential IT projects. Oracle shares rose, though gains were tempered by concerns around financing the significant cloud infrastructure investment required for its OpenAI partnership, including elevated debt issuance that pressured credit metrics.

  We remain focused on applying our adaptable framework to identify companies that provide mission-critical technologies, are participating in secular growth markets, and are demonstrating improving fundamentals at reasonable valuations. This disciplined approach positions us to capitalize on opportunities across all phases throughout the technology sector, including the responsible navigation of AI.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
10/23/24	10,000	10,000
12/31/24	10,436	9,984
3/31/25	9,376	9,852
6/30/25	11,592	10,988
9/30/25	12,892	11,825
12/31/25	12,968	12,214

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/23/24
Technology ETF (Based on Net Asset Value)	24.26%	24.44%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34%	18.33%

Performance Inception Date	Oct. 23, 2024
AssetsNet	$ 106,177,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 308,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$106,177 Number of Portfolio Holdings63 Investment Advisory Fees Paid (000s)$308 Portfolio Turnover Rate29.0%
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Processors	14.6%
U.S. Internet Media/Advertising	13.7
Digital Systems	11.5
Infrastructure And Developer Tool Software	11.2
Foundry	6.3
Consumer Electronics	5.9
Payments	5.1
Semiconductor Capital Equipment	4.9
U.S. Internet Retail	3.0
Other	23.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	11.5%
Alphabet	7.0
Broadcom	6.1
Microsoft	6.0
Apple	5.9
Taiwan Semiconductor Manufacturing	5.4
Advanced Micro Devices	4.1
Meta Platforms	3.6
Amazon.com	3.0
AppLovin	3.0

Material Fund Change [Text Block]